Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Capital lease obligations	$ 9,529
Rental expenses	$ 420,265	$ 306,396	$ 111,024